UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Global Equity Fund
Class A [CFIPX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$61	1.22%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$423,821,814
Total Number of Portfolio Holdings*	157
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7409-STSR-0625

Franklin Global Equity Fund
Class C [SILLX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$99	1.97%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$423,821,814
Total Number of Portfolio Holdings*	157
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7411-STSR-0625

Franklin Global Equity Fund
Class I [SMYIX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I	$47	0.94%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$423,821,814
Total Number of Portfolio Holdings*	157
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7983-STSR-0625

Franklin Global Equity Fund
Class IS [SMYSX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IS	$42	0.83%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$423,821,814
Total Number of Portfolio Holdings*	157
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7215-STSR-0625

Franklin Global Equity Fund
Class 1 [LMPEX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1	$50	0.99%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$423,821,814
Total Number of Portfolio Holdings*	157
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Equity Fund	PAGE 1	7912-STSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Global Equity Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 8.7%
Diversified Telecommunication Services — 1.2%
AT&T Inc.	97,000	$2,686,900
Deutsche Telekom AG, Registered Shares	71,211	2,557,723 (a)
Total Diversified Telecommunication Services		5,244,623
Entertainment — 1.0%
Electronic Arts Inc.	10,400	1,508,936
Netflix Inc.	2,320	2,625,591 *
Total Entertainment		4,134,527
Interactive Media & Services — 5.6%
Alphabet Inc., Class A Shares	42,190	6,699,772
Alphabet Inc., Class C Shares	30,000	4,826,700
Auto Trader Group PLC	216,600	2,433,469 (a)
Match Group Inc.	24,265	719,700
Meta Platforms Inc., Class A Shares	16,497	9,056,853
Total Interactive Media & Services		23,736,494
Media — 0.9%
Comcast Corp., Class A Shares	52,130	1,782,846
Fox Corp., Class A Shares	36,285	1,806,630
Total Media		3,589,476

Total Communication Services		36,705,120
Consumer Discretionary — 10.3%
Automobiles — 1.7%
General Motors Co.	59,643	2,698,249
Subaru Corp.	85,000	1,539,173 (a)
Tesla Inc.	10,484	2,958,166 *
Total Automobiles		7,195,588
Broadline Retail — 2.8%
Amazon.com Inc.	58,623	10,811,254 *
eBay Inc.	16,500	1,124,640
Total Broadline Retail		11,935,894
Hotels, Restaurants & Leisure — 0.5%
Booking Holdings Inc.	420	2,141,698
Household Durables — 0.9%
Sony Group Corp.	150,400	3,967,973 (a)
Specialty Retail — 2.8%
AutoZone Inc.	600	2,257,560 *
Best Buy Co. Inc.	15,351	1,023,758
Gap Inc.	60,516	1,325,300
Home Depot Inc.	7,600	2,739,724
See Notes to Financial Statements.
Franklin Global Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Kingfisher PLC	370,657	$1,424,618 (a)
TJX Cos. Inc.	22,305	2,870,208
Total Specialty Retail		11,641,168
Textiles, Apparel & Luxury Goods — 1.6%
Asics Corp.	100,500	2,160,152 (a)
Hermes International SCA	500	1,375,089 (a)
Pandora A/S	12,200	1,816,129 (a)
Tapestry Inc.	18,471	1,304,976
Total Textiles, Apparel & Luxury Goods		6,656,346

Total Consumer Discretionary		43,538,667
Consumer Staples — 8.4%
Consumer Staples Distribution & Retail — 4.7%
BJ’s Wholesale Club Holdings Inc.	19,000	2,233,640 *
Costco Wholesale Corp.	4,050	4,027,725
Koninklijke Ahold Delhaize NV	82,915	3,404,412 (a)
Kroger Co.	40,000	2,888,400
Loblaw Cos. Ltd.	8,958	1,454,229
Tesco PLC	262,655	1,299,881 (a)
Walmart Inc.	48,600	4,726,350
Total Consumer Staples Distribution & Retail		20,034,637
Food Products — 1.3%
Ingredion Inc.	12,810	1,701,424
Pilgrim’s Pride Corp.	36,636	1,999,593
WH Group Ltd.	1,971,000	1,762,483 (a)
Total Food Products		5,463,500
Household Products — 0.9%
Procter & Gamble Co.	24,372	3,962,156
Personal Care Products — 0.8%
Unilever PLC	50,349	3,205,715 (a)
Tobacco — 0.7%
Altria Group Inc.	48,711	2,881,256

Total Consumer Staples		35,547,264
Energy — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy Inc.	10,025	2,316,878
ENEOS Holdings Inc.	326,500	1,571,846 (a)
Equinor ASA	112,402	2,544,291 (a)
Imperial Oil Ltd.	28,000	1,888,670
Marathon Petroleum Corp.	14,900	2,047,409
Secure Waste Infrastructure Corp.	144,467	1,375,926
See Notes to Financial Statements.

Franklin Global Equity Fund 2025 Semi-Annual Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Suncor Energy Inc.	53,059	$1,873,961
Valero Energy Corp.	7,649	887,972

Total Energy		14,506,953
Financials — 16.2%
Banks — 5.9%
AIB Group PLC	193,860	1,302,945 (a)
Barclays PLC	482,915	1,923,761 (a)
Citigroup Inc.	20,020	1,368,968
HSBC Holdings PLC	153,800	1,714,466 (a)
ING Groep NV	97,572	1,894,781 (a)
JPMorgan Chase & Co.	13,916	3,404,132
NatWest Group PLC	579,058	3,724,667 (a)
Standard Chartered PLC	169,926	2,447,487 (a)
UniCredit SpA	62,257	3,622,166 (a)
Wells Fargo & Co.	50,841	3,610,219
Total Banks		25,013,592
Capital Markets — 3.7%
3i Group PLC	48,000	2,721,170 (a)
Bank of New York Mellon Corp.	30,500	2,452,505
Deutsche Bank AG, Registered Shares	122,200	3,204,125 (a)
Onex Corp.	14,832	1,050,161
SEI Investments Co.	23,971	1,876,690
Singapore Exchange Ltd.	188,500	2,073,662 (a)
State Street Corp.	25,132	2,214,129
Total Capital Markets		15,592,442
Financial Services — 5.2%
Berkshire Hathaway Inc., Class B Shares	5,129	2,735,039 *
Equitable Holdings Inc.	38,411	1,899,424
EXOR NV	12,674	1,196,613 (a)
Fidelity National Information Services Inc.	21,366	1,685,350
Investor AB, Class B Shares	50,000	1,481,423 (a)
Mastercard Inc., Class A Shares	9,455	5,181,907
MGIC Investment Corp.	120,940	3,012,615
PayPal Holdings Inc.	30,963	2,038,604 *
Visa Inc., Class A Shares	8,425	2,910,838
Total Financial Services		22,141,813
Insurance — 1.4%
Dai-ichi Life Holdings Inc.	240,000	1,732,907 (a)
MS&AD Insurance Group Holdings Inc.	106,500	2,420,725 (a)
See Notes to Financial Statements.
Franklin Global Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Unum Group	23,302	$1,809,634
Total Insurance		5,963,266

Total Financials		68,711,113
Health Care — 12.3%
Biotechnology — 5.2%
AbbVie Inc.	26,184	5,108,498
Amgen Inc.	7,019	2,041,967
Exelixis Inc.	80,572	3,154,394 *
Gilead Sciences Inc.	37,594	4,005,265
Incyte Corp.	18,698	1,171,617 *
Neurocrine Biosciences Inc.	10,719	1,154,329 *
Regeneron Pharmaceuticals Inc.	1,402	839,462
United Therapeutics Corp.	8,564	2,595,663 *
Vertex Pharmaceuticals Inc.	4,065	2,071,117 *
Total Biotechnology		22,142,312
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	18,896	2,470,652
Boston Scientific Corp.	16,004	1,646,331 *
IDEXX Laboratories Inc.	3,500	1,514,275 *
Intuitive Surgical Inc.	3,614	1,864,101 *
Total Health Care Equipment & Supplies		7,495,359
Health Care Providers & Services — 0.6%
HCA Healthcare Inc.	7,100	2,450,068
Life Sciences Tools & Services — 0.3%
Mettler-Toledo International Inc.	1,100	1,177,627 *
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	49,973	2,508,645
Eli Lilly & Co.	4,356	3,915,826
Johnson & Johnson	10,488	1,639,379
Novartis AG, Registered Shares	40,635	4,634,719 (a)
Novo Nordisk A/S, Class B Shares	18,443	1,233,128 (a)
Ono Pharmaceutical Co. Ltd.	51,000	587,057 (a)
Roche Holding AG	13,697	4,478,734 (a)
Total Pharmaceuticals		18,997,488

Total Health Care		52,262,854
Industrials — 9.5%
Aerospace & Defense — 3.7%
BAE Systems PLC	105,000	2,434,177 (a)
General Electric Co.	21,536	4,340,365
Howmet Aerospace Inc.	18,661	2,586,041
See Notes to Financial Statements.

Franklin Global Equity Fund 2025 Semi-Annual Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Lockheed Martin Corp.	5,389	$2,574,595
RTX Corp.	28,913	3,646,797
Total Aerospace & Defense		15,581,975
Building Products — 0.5%
Builders FirstSource Inc.	8,000	957,040 *
Masco Corp.	21,600	1,309,176
Total Building Products		2,266,216
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA	28,000	1,754,335 (a)
Electrical Equipment — 0.4%
Acuity Inc.	6,458	1,573,234
Ground Transportation — 0.4%
Uber Technologies Inc.	21,725	1,759,942 *
Industrial Conglomerates — 0.5%
3M Co.	13,933	1,935,433
Machinery — 1.2%
Makita Corp.	31,300	915,339 (a)
Schindler Holding AG	6,885	2,518,154 (a)
Yangzijiang Shipbuilding Holdings Ltd.	911,500	1,561,366 (a)
Total Machinery		4,994,859
Professional Services — 1.0%
Leidos Holdings Inc.	12,863	1,893,177
Wolters Kluwer NV	13,900	2,454,170 (a)
Total Professional Services		4,347,347
Trading Companies & Distributors — 1.4%
AerCap Holdings NV	18,072	1,915,632
Fastenal Co.	17,732	1,435,760
Russel Metals Inc.	47,037	1,364,776
W.W. Grainger Inc.	1,291	1,322,384
Total Trading Companies & Distributors		6,038,552

Total Industrials		40,251,893
Information Technology — 23.9%
Communications Equipment — 1.4%
Cisco Systems Inc.	62,859	3,628,850
Motorola Solutions Inc.	5,034	2,216,923
Total Communications Equipment		5,845,773
IT Services — 1.1%
GoDaddy Inc., Class A Shares	14,538	2,737,942 *
Twilio Inc., Class A Shares	21,947	2,122,494 *
Total IT Services		4,860,436
See Notes to Financial Statements.
Franklin Global Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 8.4%
Applied Materials Inc.	18,700	$2,818,277
ASML Holding NV	4,000	2,677,768 (a)
Broadcom Inc.	20,130	3,874,421
KLA Corp.	3,900	2,740,491
Lam Research Corp.	32,000	2,293,440
MediaTek Inc.	36,000	1,529,752 (a)
NVIDIA Corp.	160,823	17,516,841
QUALCOMM Inc.	14,300	2,122,978
Total Semiconductors & Semiconductor Equipment		35,573,968
Software — 8.4%
Adobe Inc.	4,200	1,574,916 *
AppLovin Corp., Class A Shares	4,674	1,258,755 *
Cadence Design Systems Inc.	6,000	1,786,440 *
Check Point Software Technologies Ltd.	12,100	2,656,676 *
Docusign Inc.	29,051	2,374,919 *
Fair Isaac Corp.	1,027	2,043,401 *
Fortinet Inc.	26,639	2,764,063 *
Gen Digital Inc.	53,384	1,381,044
Microsoft Corp.	38,312	15,143,201
Palantir Technologies Inc., Class A Shares	40,382	4,782,844 *
Total Software		35,766,259
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	91,335	19,408,688

Total Information Technology		101,455,124
Materials — 2.5%
Chemicals — 0.3%
DuPont de Nemours Inc.	16,949	1,118,464
Metals & Mining — 2.2%
Centerra Gold Inc.	244,755	1,638,683
Dundee Precious Metals Inc.	213,581	2,799,513
Fortescue Ltd.	143,765	1,484,760 (a)
Kinross Gold Corp.	153,945	2,272,436
Steel Dynamics Inc.	9,911	1,285,556
Total Metals & Mining		9,480,948

Total Materials		10,599,412
Real Estate — 1.4%
Real Estate Management & Development — 0.4%
CK Asset Holdings Ltd.	469,000	1,916,037 (a)
Residential REITs — 0.4%
Equity Residential	22,246	1,563,004
See Notes to Financial Statements.

Franklin Global Equity Fund 2025 Semi-Annual Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Retail REITs — 0.6%
Simon Property Group Inc.		15,022	$2,364,162

Total Real Estate			5,843,203
Utilities — 1.8%
Electric Utilities — 0.5%
Iberdrola SA		105,000	1,892,715 (a)
Gas Utilities — 0.5%
Tokyo Gas Co. Ltd.		69,000	2,292,373 (a)
Multi-Utilities — 0.8%
Atco Ltd., Class I Shares		41,500	1,560,238
Centrica PLC		900,000	1,926,929 (a)
Total Multi-Utilities			3,487,167

Total Utilities			7,672,255
Total Investments before Short-Term Investments (Cost — $312,413,262)			417,093,858
	Rate
Short-Term Investments — 1.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,763,018)	4.268%	5,763,018	5,763,018 (b)
Total Investments — 99.8% (Cost — $318,176,280)			422,856,876
Other Assets in Excess of Liabilities — 0.2%			964,938
Total Net Assets — 100.0%			$423,821,814

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.
Franklin Global Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Franklin Global Equity Fund
Summary of Investments by Country#
United States	71.1%
United Kingdom	6.0
Japan	4.1
Canada	3.7
Netherlands	2.7
Switzerland	1.7
Germany	1.4
Hong Kong	0.9
Spain	0.9
Italy	0.8
Ireland	0.8
Denmark	0.7
Israel	0.6
Norway	0.6
Singapore	0.5
Kyrgyzstan	0.4
China	0.4
Taiwan	0.4
Australia	0.3
Sweden	0.3
France	0.3
Short-Term Investments	1.4
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2025, and are subject to change.
See Notes to Financial Statements.

Franklin Global Equity Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2025

Assets:
Investments, at value (Cost — $318,176,280)	$422,856,876
Foreign currency, at value (Cost — $238)	247
Dividends receivable	894,085
Receivable for Fund shares sold	709,321
European Union tax reclaims receivable (Note 1)	63,091
Prepaid expenses	42,536
Total Assets	424,566,156
Liabilities:
Investment management fee payable	250,652
Payable for Fund shares repurchased	195,397
Transfer agent fees payable	124,195
Fund accounting fees payable	64,515
Service and/or distribution fees payable	57,344
European Union tax reclaim contingent fees payable (Note 1)	15,773
Trustees’ fees payable	30
Accrued expenses	36,436
Total Liabilities	744,342
Total Net Assets	$423,821,814
Net Assets:
Par value (Note 7)	$175
Paid-in capital in excess of par value	300,208,822
Total distributable earnings (loss)	123,612,817
Total Net Assets	$423,821,814
See Notes to Financial Statements.
Franklin Global Equity Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
April 30, 2025
Net Assets:
Class 1	$1,345,282
Class A	$272,494,447
Class C	$5,589,063
Class I	$137,167,996
Class IS	$7,225,026
Shares Outstanding:
Class 1	55,781
Class A	11,234,376
Class C	225,938
Class I	5,682,275
Class IS	299,110
Net Asset Value:
Class 1 (and redemption price)	$24.12
Class A (and redemption price)	$24.26
Class C*	$24.74
Class I (and redemption price)	$24.14
Class IS (and redemption price)	$24.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$25.67

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin Global Equity Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2025

Investment Income:
Dividends	$3,780,979
Less: Foreign taxes withheld	(187,142)
Total Investment Income	3,593,837
Expenses:
Investment management fee (Note 2)	1,562,253
Service and/or distribution fees (Notes 2 and 5)	354,937
Transfer agent fees (Notes 2 and 5)	270,638
Registration fees	50,664
Fund accounting fees	39,164
Audit and tax fees	19,566
Legal fees	14,788
Trustees’ fees	11,056
Shareholder reports	9,769
Custody fees	5,819
Commitment fees (Note 8)	1,636
Insurance	961
Miscellaneous expenses	8,385
Total Expenses	2,349,636
Net Investment Income	1,244,201
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	19,955,503
Foreign currency transactions	(34,565)
Net Realized Gain	19,920,938
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(13,552,972)
Foreign currencies	43,264
Change in Net Unrealized Appreciation (Depreciation)	(13,509,708)
Net Gain on Investments and Foreign Currency Transactions	6,411,230
Increase in Net Assets From Operations	$7,655,431
See Notes to Financial Statements.
Franklin Global Equity Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2025 (unaudited) and the Year Ended October 31, 2024	2025	2024
Operations:
Net investment income	$1,244,201	$1,609,584
Net realized gain	19,920,938	13,482,481
Change in net unrealized appreciation (depreciation)	(13,509,708)	68,665,614
Increase in Net Assets From Operations	7,655,431	83,757,679
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(14,159,450)	(2,600,006)
Decrease in Net Assets From Distributions to Shareholders	(14,159,450)	(2,600,006)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	115,358,463	131,251,680
Reinvestment of distributions	14,081,433	2,584,887
Cost of shares repurchased	(86,127,945)	(43,953,259)
Increase in Net Assets From Fund Share Transactions	43,311,951	89,883,308
Increase in Net Assets	36,807,932	171,040,981
Net Assets:
Beginning of period	387,013,882	215,972,901
End of period	$423,821,814	$387,013,882
See Notes to Financial Statements.

Franklin Global Equity Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.43	$18.05	$17.17	$21.89	$15.59	$16.49
Income (loss) from operations:
Net investment income	0.09	0.16	0.20	0.33	0.18	0.16
Net realized and unrealized gain (loss)	0.50	6.45	1.54	(3.14)	6.28	0.14
Total income (loss) from operations	0.59	6.61	1.74	(2.81)	6.46	0.30
Less distributions from:
Net investment income	(0.21)	(0.23)	(0.34)	(0.21)	(0.16)	(0.22)
Net realized gains	(0.69)	—	(0.52)	(1.70)	—	(0.98)
Total distributions	(0.90)	(0.23)	(0.86)	(1.91)	(0.16)	(1.20)
Net asset value, end of period	$24.12	$24.43	$18.05	$17.17	$21.89	$15.59
Total return[3]	2.30%	36.94%	10.57%	(13.93)%	41.65%	1.82%
Net assets, end of period (000s)	$1,345	$1,372	$1,120	$1,148	$1,522	$1,150
Ratios to average net assets:
Gross expenses	0.99%[4]	1.04%[5]	1.12%[5]	1.10%	1.11%	1.19%
Net expenses[6]	0.99 [4]	1.04 [5]	1.10 [5,7]	1.10	1.11	1.16 [7]
Net investment income	0.72 [4]	0.69	1.14	1.74	0.91	1.07
Portfolio turnover rate	17%	29%	24%	28%	36%	38%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024, and would have been 1.11% and 1.09%, respectively, for the year ended
October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin Global Equity Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.54	$18.15	$17.26	$21.99	$15.67	$16.57
Income (loss) from operations:
Net investment income	0.06	0.10	0.17	0.30	0.14	0.14
Net realized and unrealized gain (loss)	0.51	6.49	1.55	(3.16)	6.31	0.13
Total income (loss) from operations	0.57	6.59	1.72	(2.86)	6.45	0.27
Less distributions from:
Net investment income	(0.16)	(0.20)	(0.31)	(0.17)	(0.13)	(0.19)
Net realized gains	(0.69)	—	(0.52)	(1.70)	—	(0.98)
Total distributions	(0.85)	(0.20)	(0.83)	(1.87)	(0.13)	(1.17)
Net asset value, end of period	$24.26	$24.54	$18.15	$17.26	$21.99	$15.67
Total return[3]	2.22%	36.56%	10.35%	(14.09)%	41.38%	1.68%
Net assets, end of period (millions)	$272	$254	$172	$158	$182	$135
Ratios to average net assets:
Gross expenses	1.22%[4]	1.27%[5]	1.35%[5]	1.36%	1.37%	1.46%
Net expenses[6]	1.22 [4]	1.27 [5]	1.31 [5,7]	1.30 [7]	1.30 [7]	1.30 [7]
Net investment income	0.51 [4]	0.46	0.92	1.58	0.72	0.93
Portfolio turnover rate	17%	29%	24%	28%	36%	38%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024, and would have been 1.35% and 1.30%, respectively, for the year ended
October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Global Equity Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.95	$18.46	$17.54	$22.35	$15.93	$16.76
Income (loss) from operations:
Net investment income (loss)	(0.02)	(0.06)	0.04	0.19	(0.01)	0.03
Net realized and unrealized gain (loss)	0.50	6.61	1.59	(3.25)	6.43	0.12
Total income (loss) from operations	0.48	6.55	1.63	(3.06)	6.42	0.15
Less distributions from:
Net investment income	—	(0.06)	(0.19)	(0.05)	—	—
Net realized gains	(0.69)	—	(0.52)	(1.70)	—	(0.98)
Total distributions	(0.69)	(0.06)	(0.71)	(1.75)	—	(0.98)
Net asset value, end of period	$24.74	$24.95	$18.46	$17.54	$22.35	$15.93
Total return[3]	1.83%	35.61%	9.55%	(14.77)%	40.37%	0.88%
Net assets, end of period (000s)	$5,589	$4,089	$2,902	$3,100	$1,331	$1,380
Ratios to average net assets:
Gross expenses	1.97%[4]	2.01%[5]	2.04%[5]	2.10%	2.24%	2.22%
Net expenses[6]	1.97 [4]	2.01 [5]	2.02 [5,7]	2.05 [7]	2.05 [7]	2.05 [7]
Net investment income (loss)	(0.17)[4]	(0.28)	0.22	1.04	(0.06)	0.18
Portfolio turnover rate	17%	29%	24%	28%	36%	38%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024, and would have been 2.03% and 2.01%, respectively, for the year ended
October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin Global Equity Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.47	$18.10	$17.22	$21.95	$15.63	$16.54
Income (loss) from operations:
Net investment income	0.10	0.17	0.23	0.38	0.21	0.20
Net realized and unrealized gain (loss)	0.50	6.46	1.55	(3.16)	6.30	0.12
Total income (loss) from operations	0.60	6.63	1.78	(2.78)	6.51	0.32
Less distributions from:
Net investment income	(0.24)	(0.26)	(0.38)	(0.25)	(0.19)	(0.25)
Net realized gains	(0.69)	—	(0.52)	(1.70)	—	(0.98)
Total distributions	(0.93)	(0.26)	(0.90)	(1.95)	(0.19)	(1.23)
Net asset value, end of period	$24.14	$24.47	$18.10	$17.22	$21.95	$15.63
Total return[3]	2.33%	36.99%	10.75%	(13.79)%	41.93%	1.98%
Net assets, end of period (000s)	$137,168	$107,742	$30,484	$31,630	$18,608	$12,692
Ratios to average net assets:
Gross expenses	0.94%[4]	0.99%[5]	1.05%[5]	1.03%	1.02%	1.07%
Net expenses[6]	0.94 [4]	0.95 [5,7]	0.96 [5,7]	0.95 [7]	0.95 [7]	0.95 [7]
Net investment income	0.78 [4]	0.76	1.27	2.06	1.07	1.29
Portfolio turnover rate	17%	29%	24%	28%	36%	38%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024, and would have been 1.04% and 0.95%, respectively, for the year ended
October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Global Equity Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.48	$18.10	$17.23	$21.96	$15.64	$16.54
Income (loss) from operations:
Net investment income	0.10	0.20	0.18	0.43	0.23	0.20
Net realized and unrealized gain (loss)	0.52	6.46	1.59	(3.20)	6.29	0.14
Total income (loss) from operations	0.62	6.66	1.77	(2.77)	6.52	0.34
Less distributions from:
Net investment income	(0.25)	(0.28)	(0.38)	(0.26)	(0.20)	(0.26)
Net realized gains	(0.69)	—	(0.52)	(1.70)	—	(0.98)
Total distributions	(0.94)	(0.28)	(0.90)	(1.96)	(0.20)	(1.24)
Net asset value, end of period	$24.16	$24.48	$18.10	$17.23	$21.96	$15.64
Total return[3]	2.42%	37.12%	10.74%	(13.72)%	41.97%	2.09%
Net assets, end of period (000s)	$7,225	$19,912	$9,306	$255	$95	$30
Ratios to average net assets:
Gross expenses	0.83%[4]	0.86%[5]	0.94%[5]	0.95%	1.41%	1.05%
Net expenses[6]	0.83 [4]	0.86 [5]	0.91 [5,7]	0.90 [7]	0.90 [7]	0.90 [7]
Net investment income	0.79 [4]	0.86	1.03	2.38	1.14	1.33
Portfolio turnover rate	17%	29%	24%	28%	36%	38%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024, and would have been 0.94% and 0.90%, respectively, for the year ended
October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin Global Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Franklin Global Equity Fund 2025 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Franklin Global Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$31,713,928	$4,991,192	—	$36,705,120
Consumer Discretionary	31,255,533	12,283,134	—	43,538,667
Consumer Staples	25,874,773	9,672,491	—	35,547,264
Energy	10,390,816	4,116,137	—	14,506,953
Financials	37,250,215	31,460,898	—	68,711,113
Health Care	41,329,216	10,933,638	—	52,262,854
Industrials	28,614,352	11,637,541	—	40,251,893
Information Technology	97,247,604	4,207,520	—	101,455,124
Materials	9,114,652	1,484,760	—	10,599,412
Real Estate	3,927,166	1,916,037	—	5,843,203
Utilities	1,560,238	6,112,017	—	7,672,255
Total Long-Term Investments	318,278,493	98,815,365	—	417,093,858
Short-Term Investments†	5,763,018	—	—	5,763,018
Total Investments	$324,041,511	$98,815,365	—	$422,856,876

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

Franklin Global Equity Fund 2025 Semi-Annual Report

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or
Franklin Global Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For

Franklin Global Equity Fund 2025 Semi-Annual Report

U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.30%, 2.05%, 0.95% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
Franklin Global Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $9,133 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$23,843	—
CDSCs	955	$302
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$98,974,679
Sales	69,586,379

Franklin Global Equity Fund 2025 Semi-Annual Report

At April 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$320,408,491	$113,230,339	$(10,781,954)	$102,448,385
4. Derivative instruments and hedging activities
During the six months ended April 30, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$1,112
Class A	$331,672	186,298
Class C	23,265	3,178
Class I	—	79,858
Class IS	—	192
Total	$354,937	$270,638
6. Distributions to shareholders by class

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Net Investment Income:
Class 1	$11,860	$14,371
Class A	1,669,649	1,895,454
Class C	—	9,001
Class I	1,281,633	535,088
Class IS	54,188	146,092
Total	$3,017,330	$2,600,006
Franklin Global Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Net Realized Gains:
Class 1	$38,664	—
Class A	7,149,942	—
Class C	114,144	—
Class I	3,691,035	—
Class IS	148,335	—
Total	$11,142,120	—
7. Shares of beneficial interest
At April 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	2,031	$50,524	725	$14,371
Shares repurchased	(2,425)	(58,723)	(6,613)	(144,435)
Net decrease	(394)	$(8,199)	(5,888)	$(130,064)
Class A
Shares sold	1,306,618	$32,359,316	1,987,593	$45,194,870
Shares issued on reinvestment	349,265	8,745,601	94,163	1,881,371
Shares repurchased	(767,896)	(18,943,984)	(1,222,009)	(27,350,664)
Net increase	887,987	$22,160,933	859,747	$19,725,577
Class C
Shares sold	80,089	$2,025,271	58,650	$1,332,059
Shares issued on reinvestment	4,418	113,158	429	8,797
Shares repurchased	(22,449)	(564,011)	(52,442)	(1,151,064)
Net increase	62,058	$1,574,418	6,637	$189,792
Class I
Shares sold	3,003,527	$74,710,231	3,261,749	$75,334,397
Shares issued on reinvestment	199,583	4,969,627	26,888	534,256
Shares repurchased	(1,924,257)	(46,711,189)	(569,776)	(12,623,350)
Net increase	1,278,853	$32,968,669	2,718,861	$63,245,303

Franklin Global Equity Fund 2025 Semi-Annual Report

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class IS
Shares sold	258,473	$6,263,645	410,538	$9,390,354
Shares issued on reinvestment	8,130	202,523	7,351	146,092
Shares repurchased	(780,760)	(19,850,038)	(118,744)	(2,683,746)
Net increase (decrease)	(514,157)	$(13,383,870)	299,145	$6,852,700
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2025.
9. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
Franklin Global Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Global Equity Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Franklin Global Equity Fund

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Franklin
Global Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Global Equity Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin Global Equity Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Global Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90052-SFSOI 6/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2025